Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (except for four vessels for which a fixed daily fee of $280 is charged by the Manager as part of the services is provided by a third party manager) or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. The Manager has subcontracted the technical management of some of the vessels to an affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”). This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).

Effective

from 2018, the Manager provides crew management services to some of the Company’s vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of
$
2,500
per vessel (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred. The commission fees relating to vessels sold (“Commissions – vessels sold”)
and the vessel held for sale (“Commissions – vessel held for sale”)
are included in the consolidated statement of operations.
In addition to management services, the Company reimburses the Manager for the compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor, its Deputy Chairman and Executive Director (up to the third quarter of 2019) and its Chief Technical Officer (the “Executive compensation”).
The current account balance with the Manager at December 31, 2020 and at December 31, 2021 was a liability of $3,701,903 and a receivable of $63,767, respectively. The liability mainly represents payments made by the Manager on behalf of the ship-owning companies.
The current account balance with Imperial at December 31, 2021 was a payable of $355,023 and mainly represents revenues collected by the Company on behalf of Imperial and its subsidiaries. Imperial and the Company have common management at December 31, 2021.
Furthermore, the current account balance with entities that the Company owns 50.1% equity interests (Note 7) amounted to a liability of $957,958 and $1,136,682 as of December 31, 2020 and 2021, respectively. The liability mainly represents revenues collected by the Company on behalf of these entities.
The Company rents office space from the Manager and incurs a rental expense (the “Rental expense”).
On April 1, 2020, the Company entered into a supervision agreement with Brave for the supervision of the construction of the vessel discussed in Note 5 for a fixed fee of Euro 390,000 (the “Supervision fees”).
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2019	2020	2021
Management fees	Management fees – related party	5,730,910	5,599,351	5,831,900
Brokerage commissions	Voyage expenses – related party	1,788,543	1,799,209	1,867,100
Superintendent fees	Vessels’ operating expenses – related party	104,000	38,000	117,000
Crew management fees	Vessels’ operating expenses – related party	862,500	912,500	948,750
Commissions - vessels sold	Net loss on sale of vessels	109,000	54,000	81,000
Commissions - vessel held for sale	Impairment loss	—	—	125,000
Executive compensation	General and administrative expenses	1,118,491	994,840	1,028,386
Rental expense	General and administrative expenses	87,192	90,121	97,726

		December 31,
	Location in balance sheet	2019	2020	2021
Commissions - vessels purchased	Vessels, net	—	435,000	289,347
Supervision fees	Advances for vessel under construction/Vessels, net	—	210,970	236,521
On June 5, 2020, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Eco Alice” and “Eco Texiana” for $24,000,000 and $19,500,000, respectively. The vessels were delivered to the Company on September 30, 2020 and June 19, 2020, respectively.
On May 18, 2021, the Company entered into an agreement with Brave for the acquisition of a call option to acquire 51% interests in Gas Enterprises International Inc. with an exercise price of $1,398,675. The Company paid to Brave an option premium of $1,950,000. Gas Enterprises International Inc. currently has an LPG vessel under construction. The option was exercised and the Company contributed its 51% interests in Gas Enterprises International Inc. to MGC Agressive Holdings Inc. (Note 7).